SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)	4 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Transaction Costs	$ 13,206,613
Underwriting fees	4,631,200
Deferred underwriting payable	8,104,600
Other offering costs	470,813
Offering cost charged to expense	714,710	$ 714,710
Offering cost charged to stock holders equity		12,491,903
Offering cost charged to temporary equity	12,491,903
Cash equivalents	0	0
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	0	0
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Anti-dilutive securities attributable to warrants (in shares)	22,415,400